Commitments and Contingencies - Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments And Contingencies [Line Items]
Lessee, operating lease, existence of option to terminate			true
Lessee, operating lease, option to terminate			The Company’s corporate headquarters is located in Stevenage, United Kingdom, for which, as of December 31, 2020, the Company leased space for four years under a cancelable lease that can be terminated by either party with six months’ advanced notice. The lease related to this facility is classified as an operating lease
Lease term			4 years
Rent expense			$ 4,200,000	$ 3,100,000	$ 1,400,000
Manufacturing and Supply Agreement
Commitments And Contingencies [Line Items]
Agreement renewal term		3 years
Minimum period of notice required to terminate agreement		12 months
UCLB | License Agreement
Commitments And Contingencies [Line Items]
Milestones achievement			0	0
Accrued milestone payments			$ 0	$ 0
Kadans Science Partner 2 UK Limited
Commitments And Contingencies [Line Items]
Lease agreement term			The future lease will require the Company to enter into a ten years lease and is dependent on the landlord completing the required leasehold improvements per the agreement to execute the lease.
Lease term	10 years
Expected lease commencement date	Jun. 30, 2021
Leasehold improvement capitalized			$ 400,000